AMOUNTS RECEIVABLE AND OTHER ASSETS	12 Months Ended
Jul. 31, 2022
AMOUNTS RECEIVABLE AND OTHER ASSETS
3.	AMOUNTS RECEIVABLE AND OTHER ASSETS

	July 31, 2022	July 31, 2021
Sales tax receivable	$17,865	$3,347
Prepaid insurance	791	1,765
	$18,656	$5,112